STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net loss	$ (35,532,791)	$ (15,279,488)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	36,634	52,545
Stock-based compensation expense	99,365	17,395
Gain from extinguishment of debt		(9,712)
Interest expense	149,184	150,775
Change in fair value of derivative liabilities	(649,244)	281,845
Change in fair value of warrant liabilities	16,371,612	1,873,658
Change in operating assets and liabilities:
R&D tax credit receivable	122,013	119,735
Prepaid and other current assets	(211,971)	(1,413)
Inventory	(249,844)
Accounts payable	1,031,988	42,654
Accrued liabilities	1,815,775	(29,371)
Accrued compensation	(390,730)	(462,604)
Accrued federal tax liability, penalties and interest	786,468	952,190
Interest payable	3,595,142	3,207,417
Interest payable to related parties	6,435,287	5,323,309
Deferred revenue	1,023,007
Payable to related parties	134,169	82,051
Net cash used in operating activities	(5,433,935)	(3,679,014)
INVESTING ACTIVITIES
Purchases of property, plant and equipment	(5,233)	(53,932)
Net cash used in investing activities	(5,233)	(53,932)
FINANCING ACTIVITIES
Proceeds from loans	6,216,732	3,855,000
Principal payments on finance lease liabilities	(6,651)	(12,519)
Repayment of loans	(520,688)	(26,855)
Adjustment to shareholder receivables	(10,116)	(5,715)
Net cash provided by financing activities	5,679,277	3,809,911
Net decrease in cash during period	240,109	76,965
Cash, beginning of period	92,975	16,010
Cash, end of period	333,084	92,975
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Conversion of interest payable to debt	$ 2,661,100	$ (88,000)